Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Class A Common Stock [Member]
Numerator:
Net (loss) income	$ (308,266)	$ 171,888	$ (600,812)	$ 655,535	$ 381,031	$ 301,052
Denominator:
Basic weighted average shares outstanding	5,216,290	8,288,366	5,270,356	8,621,878	5,951,288	7,840,002
Basic net income per share	$ (0.06)	$ 0.02	$ (0.11)	$ 0.08	$ 0.06	$ 0.04
Numerator:
Net (loss) income					$ 381,031	$ 301,313
Denominator:
Diluted weighted average shares outstanding	5,486,290	8,288,366	5,486,180	8,621,878	5,951,288	7,900,002
Diluted net income per share	$ (0.06)	$ 0.02	$ (0.11)	$ 0.08	$ 0.06	$ 0.04
Class B Common Stock [Member]
Numerator:
Net (loss) income		$ 24,898		$ 154,584	$ 171,782	$ 38,715
Denominator:
Basic weighted average shares outstanding	1	1,200,550	1	2,033,149	2,683,051	1,008,220
Basic net income per share	$ (0.06)	$ 0.02	$ (0.11)	$ 0.08	$ 0.06	$ 0.04
Numerator:
Net (loss) income					$ 171,782	$ 38,454
Denominator:
Diluted weighted average shares outstanding	1	1,200,550	1	2,033,149	2,683,051	1,008,220
Diluted net income per share	$ (0.06)	$ 0.02	$ (0.11)	$ 0.08	$ 0.06	$ 0.04